Share-Based Compensation - Share option activity (Details) - USD ($)		1 Months Ended	3 Months Ended		11 Months Ended	12 Months Ended
	Mar. 16, 2023	Apr. 30, 2023	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Aggregate Intrinsic Value
Share-based compensation expense			$ 2,409,000	$ 2,366,000	$ 334,000	$ 9,655,000
Aggregate purchase price		$ 75,800,000				$ 59,724,000
PSO
Number of Options
Exercise of stock options, net of forfeited shares (in Shares)						45,611
Aggregate Intrinsic Value
Share-based compensation expense						$ 45,611,000
Aggregate purchase price						$ 75,000,000
Equity Incentive Plan 2023
Number of Options
Beginning balance			5,791,065	383,371		383,371
Granted	8,059,796		1,519,698			6,004,144
Forfeited			(202,575)			(596,450)
Ending balance			7,108,188		383,371	5,791,065	383,371
Options vested and exercisable			1,745,311			1,470,572
Weighted Average Exercise Price
Beginning balance			$ 2.12	$ 0.84		$ 0.84
Granted			3.98			2.11
Forfeited			1.20			1.24
Ending balance			2.55		$ 0.84	2.12	$ 0.84
Options vested and exercisable			$ 4.66			$ 5.26
Weighted Average Remaining Contractual Life
Options outstanding			9 years 2 months 12 days			9 years 3 months 18 days	9 years 4 months 24 days
Options vested and exercisable			9 years			9 years 3 months 18 days
Aggregate Intrinsic Value
Options outstanding			$ 8,812,000		$ 1,804,000	$ 17,752,000	$ 1,804,000
Options vested and exercisable			$ 786,000			$ 949,000
Number of shares issued	8,059,796		1,519,698			6,004,144
Exercise price of shares granted			$ 3.98			$ 2.11
Equity Incentive Plan 2023 | Recapitalization
Number of Options
Beginning balance				3,547		3,547
Recapitalization							379,824
Ending balance					3,547		3,547
Weighted Average Exercise Price
Beginning balance				$ 90.50		$ 90.50
Recapitalization							$ (89.66)
Ending balance					$ 90.50		$ 90.50
Weighted Average Remaining Contractual Life
Options outstanding							9 years 4 months 24 days
Aggregate Intrinsic Value
Options outstanding					$ 1,804,000		$ 1,804,000
Equity Incentive Plan 2023 | Directors Executives And Employees | Options
Number of Options
Granted			2,280,560			2,483,135
Weighted Average Exercise Price
Granted			$ 2.91	7.65	$ 1.35	$ 5.79
Aggregate Intrinsic Value
Number of shares issued			2,280,560			2,483,135
Exercise price of shares granted			$ 2.91	$ 7.65	$ 1.35	$ 5.79